OTHER NON-CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2025
OTHER NON-CURRENT ASSETS, NET
OTHER NON-CURRENT ASSETS, NET

8.OTHER NON-CURRENT ASSETS, NET

Other non-current assets are summarized as follows:

	As of December 31, 2024	As of June 30, 2025
Service deposit made to mining machine hosting service provider	44,992,599	—
Total other non-current assets	44,992,599	—
Less: allowance for other non-current assets	(371,197)	—
Other non-current assets, net	44,621,402	—

No amounts have been written off during the six months ended June 30, 2024 and 2025, respectively.